Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Summary of Goodwill

	Subscription, licensing and smart education business	Music events business	Total
	RMB’000	RMB’000	RMB’000
Cost and net carrying amount at January 1, 2019, December 31, 2019 and January 1, 2020	—	—	—
Acquisition from business combinations (Note 8)	1,610	235,615	237,225
Cost and net carrying amount at December 31, 2020	1,610	235,615	237,225